UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: March 31, 2004

  Check here if Amendment {X}; Amendment Number: __1__
      This Amendment (Check only one.):  { } is a restatement.
                                         { } adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue,
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Serena D. Moe
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:



  /s/ Serena D. Moe                  New York, New York       August 2, 2004

  Report Type (Check only one.):
  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:  			16
  Form 13F Information Table Entry Total:                7
  Form 13F Information Table Value Total:    $ 131,808,000

  THIS AMENDMENT IS BEING FILED TO CORRECT CERTAIN SECURITY POSITIONS
  THAT WERE REPORTED IN THE FORM 13F FILED BY CITIGROUP INC. ON MAY 14, 2004. THE INFORMATION TABLE BELOW DESCRIBES THE CORRECTED HOLDINGS AS OF
  MARCH 31, 2004. THE MARKET VALUE OF THESE POSITIONS AS REPORTED
  IN THE ORIGINAL FORM 13F FILING WAS $2,987,653,000; THE CORRECTED MARKET VALUE OF THESE POSITIONS IS $131,808,000.

  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.  Form 13F File Number   Name

  03   28-1876              Associated Madison Companies, Inc.
  08   28-749               Citibank, N.A.
  09   28-45                Citicorp
  17   28-10293             Citigroup Alternative Investments LLC
  19   28-1114              Citigroup Financial Products Inc.
  23   28-1109              Citigroup Global Markets Holdings Inc.
  24   28-541               Citigroup Global Markets Inc.
  28   28-5343              Citigroup Holdings Company
  29   28-5154              Citigroup Insurance Holding Corporation
  31   28-10295             Citigroup Investments Inc.
  36   28-4684              Plaza LLC
  37   28-2568              Salomon Brothers Asset Management Inc
  40   28-1299              The Travelers Insurance Company
  42   28-3308              Travelers Asset Management International Company LLC
  43   28-5774              Travelers Insurance Group Holdings Inc.
  44   28-4152              Travelers Property Casualty Corp.

                                                                    FORM 13F INFORMATION TABLE
                        TITLE                  VALUE   SHARES/   SH/ PUT/ INVSTMT       OTHER               VOTING AUTHORITY
      NAME OF ISSUER    CLASS         CUSIP   (X$1000) PRN AMT   PRN CALL DSCRETN      MANAGERS          SOLE     SHARED     NONE
---------------------- ------------ --------- -------- --------- --- ---- ------- -------------------- --------- --------- ---------
NEKTAR THERAPEUTICS    COM          640268108    79854   3678233 SH       DEFINED             19,23,37   3678233         0         0
TRIBUNE CO NEW         SB DB EXCH2% 896047305       95      1090 SH       DEFINED               8,9,28         0         0      1090
TRIBUNE CO NEW         SB DB EXCH2% 896047305        2        25 SH       DEFINED             19,23,24         0         0        25
TRIBUNE CO NEW         SB DB EXCH2% 896047305    26513    303000 SH       DEFINED             19,23,37    303000         0         0
TRIBUNE CO NEW         SB DB EXCH2% 896047305     9776    111725 SH       DEFINED              3,29,40    111725         0         0
TRIBUNE CO NEW         SB DB EXCH2% 896047305     5367     61340 SH       DEFINED        3,29,36,40,42     61340         0         0
TRIBUNE CO NEW         SB DB EXCH2% 896047305    10201    116585 SH       DEFINED          17,31,43,44    116585         0         0